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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             Brinson Master Series, Inc.
             (formerly named PaineWebber Master Series, Inc.)
             51 West 52nd Street
             New York, NY 10019-6114

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      2.     The name of each series or class of securities for which this
             Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

             Brinson Money Market Fund
             (formerly named PaineWebber Money Market Fund)
             (Class A, B and C shares)

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      3.     Investment Company Act File Number:

                  811-4448

             Securities Act File Number:

                  33-2524

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      4(a).  Last day of fiscal year for which this Form is filed:

                  February 28, 2001

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      4(b).  [ ]  Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the form is being filed late, interest must be paid on the registration fee due.

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      4(c).  [ ] Check box if this is the last time the issuer will be filing this Form.

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
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
        5.  Calculation of registration fee:

            (i)   Aggregate sale price of securities sold                                       $614,108,463
                  during the fiscal year pursuant to                                            ------------
                  section 24(f):

           (ii)   Aggregate price of securities redeemed
                  or repurchased during the fiscal year:                       $ 632,722,412
                                                                                ------------

           (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the                      $ 176,914,019
                  Commission:                                                   ------------

           (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:              -$809,636,431
                                                                                                 ------------

           (v)    Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract item 5(iv)                                           $          0
                  from Item 5(i)]:                                                               ------------

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           (vi)   Redemption credits available for use in
                  future years  -- if Item 5(i) is less                        $(195,527,968)
                  than Item 5(iv) [subtract Item 5(iv)                          ------------
                  from Item 5(i)]:
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           (vii)  Multiplier for determining registration
                  fee (See Instruction C.9):                                                    x$0.000250
                                                                                                 ---------
           (viii) Registration fee due [multiply Item
                  5(v) by Item 5(vii)] (enter "0" if no
                  fee is due):                                                                  =$       0
                                                                                                 ---------
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        6.  Prepaid Shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
               Act of 1933 pursuant to rule 24e-2 as in effect before October
               11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________________0.
               If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________________0.

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        7.   Interest due - if this Form is being filed more than 90
             days after the end of the Issuer's fiscal year (see Instruction
             D):

                                                                                                +$       0
                                                                                                ----------
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        8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                =$       0
                                                                                                ----------
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        9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                                   [ ] Wire Transfer

                                   [ ] Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Kevin Mahoney
                           ----------------------------------------------------

                           Kevin Mahoney
                           ----------------------------------------------------

                           Vice President and Assistant Treasurer
                           ----------------------------------------------------


Date: May 29, 2001

         *Please print the name and title of the signing officer below the signature.